Revenue by destination and product - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales revenue (%)	100.00%	100.00%		100.00%
Consolidated sales revenue	$ 54,041	$ 55,554	[1]	$ 63,495	[1]
Greater China (includes Taiwan)
Disclosure of geographical areas [line items]
Sales revenue (%)	59.60%	54.30%		59.70%
Consolidated sales revenue	$ 32,193	$ 30,172		$ 37,878
United States of America
Disclosure of geographical areas [line items]
Sales revenue (%)	13.90%	15.90%		12.60%
Consolidated sales revenue	$ 7,516	$ 8,823		$ 8,012
Asia (excluding Greater China and Japan)
Disclosure of geographical areas [line items]
Sales revenue (%)	7.20%	7.10%		6.90%
Consolidated sales revenue	$ 3,881	$ 3,937		$ 4,415
Japan
Disclosure of geographical areas [line items]
Sales revenue (%)	6.90%	7.40%		7.90%
Consolidated sales revenue	$ 3,727	$ 4,091		$ 5,012
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue (%)	5.30%	6.50%		5.20%
Consolidated sales revenue	$ 2,859	$ 3,618		$ 3,271
Canada
Disclosure of geographical areas [line items]
Sales revenue (%)	2.90%	3.10%		2.60%
Consolidated sales revenue	$ 1,588	$ 1,743		$ 1,677
Australia
Disclosure of geographical areas [line items]
Sales revenue (%)	1.70%	1.90%		1.80%
Consolidated sales revenue	$ 923	$ 1,047		$ 1,122
UK
Disclosure of geographical areas [line items]
Sales revenue (%)	0.10%	0.30%		0.40%
Consolidated sales revenue	$ 81	$ 182		$ 243
Other countries
Disclosure of geographical areas [line items]
Sales revenue (%)	2.40%	3.50%		2.90%
Consolidated sales revenue	$ 1,273	$ 1,941		$ 1,865

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.